The Saratoga Advantage Trust

Supplement dated August 4, 2011 to the Class I Shares Prospectus Dated
December 31, 2010 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2010 of the Saratoga Advantage Trust (the “Trust”) with respect to the Trust’s Technology & Communications Portfolio (the “Portfolio”).  Loomis, Sayles & Company, L.P. and Oak Associates, ltd. replaced Columbus Circle Investors as Advisers to the Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO”, beginning on page 47 of the Prospectus.  The second and third paragraphs of the sub-section entitled “Principal Investment Strategies” located on page 48 are deleted in their entirety and replaced with the following:

The Portfolio’s assets are approximately equally divided between the Advisers, each of whom manages its portion of the Portfolio’s assets independently.  The Manager monitors the allocation of the Portfolio’s assets between the Advisers and may rebalance the allocation periodically.  Below is a description of the investment process followed by each Adviser.

Loomis, Sayles & Company, L.P.

In deciding which securities to buy, hold, or sell, the Adviser seeks to identify stocks of companies that it believes will exceed current market expectations, as principally, but not exclusively represented by earnings per share.  Both value and growth oriented approaches are employed in finding stocks that meet this objective, driven by bottom-up, research-driven analysis.  Specific factors considered to be important in identifying growth stocks may include, but are not limited to, companies with: (i) strong revenue growth, (ii) leading or gains in market share, (iii) barriers to competition and (iv) high return on invested capital.  Specific factors considered to be important in identifying value stocks may include, but are not limited to: (i) a valuation discount to intrinsic value, (ii) an underappreciated business or undervalued brand and (iii) the existence of one of several catalysts, such as a management change, business or debt restructuring, major capital reallocation, or resolution of legal or regulatory issues.  In addition, specific attention is paid to the overall risk/reward potential of individual securities.  The Adviser may employ strategies designed to reduce the overall risk of its allocated portion of the Portfolio, which may involve the use of ETFs, options and investment grade debt securities.

Oak Associates, ltd.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings, valuation, competitive advantages and management.

When market or financial conditions warrant, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

The sub-section entitled “Adviser” beginning on page 52 is deleted in its entirety and replaced with the following:

Advisers:  Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as the Adviser to its portion of the Portfolio since August 2011.  Stock selection for Loomis Sayles’ portion of the Portfolio is made by a Loomis Sayles team led by Anthony R. Ursillo, CFA and Richard C. Crable, co-portfolio managers, who are jointly and primarily responsible for the day-to-day management of Loomis Sayles’ portion of the Portfolio.  Each of Messrs. Ursillo and Crable is a Vice President of Loomis Sayles and joined the firm in 1999 and 1998, respectively.  Messrs. Ursillo and Crable have served the Portfolio as Portfolio Managers since August 2011.

Oak Associates, ltd. (“Oak Associates” or the “Adviser”) has served as the Adviser to its portion of the Portfolio since August 2011.  Mark W. Oelschlager, CFA and Robert D. Stimpson, CFA are responsible for stock selection for Oak Associates’ portion of the Portfolio and the day-to-day management of Oak Associates’ portion of the Portfolio.  They have served as portfolio managers to the Portfolio since August 2011.  Mr. Oelschlager joined Oak Associates in 2000 and serves as a Research Analyst and Portfolio Manager.  Mr. Stimpson joined Oak Associates in 2001 and also serves as a Research Analyst and Portfolio Manager.

Reference is made to the section entitled “ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RELATED RISKS”, beginning on page 68 of the Prospectus.  The sub-section entitled “EXCHANGE-TRADED FUNDS” located on page 68 is deleted in its entirety and replaced with the following:

EXCHANGE-TRADED FUNDS. The Health & Biotechnology Portfolio, Technology & Communications Portfolio, International Equity Portfolio, Mid Capitalization Portfolio and Energy & Basic Materials Portfolio may invest up to 10% of its net assets in shares of various exchange-traded funds ("ETFs"). No more than 5% of a Portfolio's net assets will be invested in any one ETF. Each of these Portfolios may count investments in ETFs towards their 80% investment policy.

Reference is made to the section entitled “MANAGEMENT”, beginning on page 72 of the Prospectus.  In the sub-section entitled “ADVISERS”, beginning on page 73 of the Prospectus, the sixth, seventh and eighth paragraphs are deleted in their entirety and replaced with the following:

Loomis, Sayles & Company, L.P.  (“Loomis Sayles”), a registered investment adviser, located at One Financial Center, Boston, Massachusetts 02111, serves as the Adviser to the Energy & Basic Materials Portfolio, Financial Services Portfolio, Large Capitalization Growth Portfolio and a portion of the Technology & Communications Portfolio.  Loomis Sayles advises institutional, high net worth and mutual fund clients. Loomis Sayles managed assets of approximately $156 billion as of June 30, 2011.

Oak Associates, ltd. (“Oak Associates”), a registered investment adviser, located at 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333-8355, serves as the Adviser to the Health & Biotechnology Portfolio and a portion of the Technology & Communications Portfolio.  Oak Associates advises mutual funds and other investors. As of June 30, 2011, Oak Associates had approximately $881 million in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated August 4, 2011 to the Class A Shares Prospectus Dated
December 31, 2010 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2010 of the Saratoga Advantage Trust (the “Trust”) with respect to the Trust’s Technology & Communications Portfolio (the “Portfolio”).  Loomis, Sayles & Company, L.P. and Oak Associates, ltd. replaced Columbus Circle Investors as Advisers to the Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO”, beginning on page 47 of the Prospectus.  The second and third paragraphs of the sub-section entitled “Principal Investment Strategies” located on page 48 are deleted in their entirety and replaced with the following:

The Portfolio’s assets are approximately equally divided between the Advisers, each of whom manages its portion of the Portfolio’s assets independently.  The Manager monitors the allocation of the Portfolio’s assets between the Advisers and may rebalance the allocation periodically.  Below is a description of the investment process followed by each Adviser.

Loomis, Sayles & Company, L.P.

In deciding which securities to buy, hold, or sell, the Adviser seeks to identify stocks of companies that it believes will exceed current market expectations, as principally, but not exclusively represented by earnings per share.  Both value and growth oriented approaches are employed in finding stocks that meet this objective, driven by bottom-up, research-driven analysis.  Specific factors considered to be important in identifying growth stocks may include, but are not limited to, companies with: (i) strong revenue growth, (ii) leading or gains in market share, (iii) barriers to competition and (iv) high return on invested capital.  Specific factors considered to be important in identifying value stocks may include, but are not limited to: (i) a valuation discount to intrinsic value, (ii) an underappreciated business or undervalued brand and (iii) the existence of one of several catalysts, such as a management change, business or debt restructuring, major capital reallocation, or resolution of legal or regulatory issues.  In addition, specific attention is paid to the overall risk/reward potential of individual securities.  The Adviser may employ strategies designed to reduce the overall risk of its allocated portion of the Portfolio, which may involve the use of ETFs, options and investment grade debt securities.

Oak Associates, ltd.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings, valuation, competitive advantages and management.

When market or financial conditions warrant, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

The sub-section entitled “Adviser” beginning on page 52 is deleted in its entirety and replaced with the following:

Advisers:  Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as the Adviser to its portion of the Portfolio since August 2011.  Stock selection for Loomis Sayles’ portion of the Portfolio is made by a Loomis Sayles team led by Anthony R. Ursillo, CFA and Richard C. Crable, co-portfolio managers, who are jointly and primarily responsible for the day-to-day management of Loomis Sayles’ portion of the Portfolio.  Each of Messrs. Ursillo and Crable is a Vice President of Loomis Sayles and joined the firm in 1999 and 1998, respectively.  Messrs. Ursillo and Crable have served the Portfolio as Portfolio Managers since August 2011.

Oak Associates, ltd. (“Oak Associates” or the “Adviser”) has served as  the  Adviser to its portion of the Portfolio since August 2011.  Mark W. Oelschlager, CFA and Robert D. Stimpson, CFA are responsible for stock selection for Oak Associates’ portion of the Portfolio and the day-to-day management of Oak Associates’ portion of the Portfolio.  They have served as portfolio managers to the Portfolio since August 2011.  Mr. Oelschlager joined Oak Associates in 2000 and serves as a Research Analyst and Portfolio Manager.  Mr. Stimpson joined Oak Associates in 2001 and also serves as a Research Analyst and Portfolio Manager.

Reference is made to the section entitled “ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RELATED RISKS”, beginning on page 68 of the Prospectus.  The sub-section entitled “EXCHANGE-TRADED FUNDS” located on page 68 is deleted in its entirety and replaced with the following:

EXCHANGE-TRADED FUNDS. The Health & Biotechnology Portfolio, Technology & Communications Portfolio, International Equity Portfolio, Mid Capitalization Portfolio and Energy & Basic Materials Portfolio may invest up to 10% of its net assets in shares of various exchange-traded funds ("ETFs"). No more than 5% of a Portfolio's net assets will be invested in any one ETF. Each of these Portfolios may count investments in ETFs towards their 80% investment policy.

Reference is made to the section entitled “MANAGEMENT”, beginning on page 72 of the Prospectus.  In the sub-section entitled “ADVISERS”, beginning on page 73 of the Prospectus, the sixth, seventh and eighth paragraphs are deleted in their entirety and replaced with the following:

Loomis, Sayles & Company, L.P.  (“Loomis Sayles”), a registered investment adviser, located at One Financial Center, Boston, Massachusetts 02111, serves as the Adviser to the Energy & Basic Materials Portfolio, Financial Services Portfolio, Large Capitalization Growth Portfolio and a portion of the Technology & Communications Portfolio.  Loomis Sayles advises institutional, high net worth and mutual fund clients. Loomis Sayles managed assets of approximately $156 billion as of June 30, 2011.

Oak Associates, ltd. (“Oak Associates”), a registered investment adviser, located at 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333-8355, serves as the Adviser to the Health & Biotechnology Portfolio and a portion of the Technology & Communications Portfolio.  Oak Associates advises mutual funds and other investors. As of June 30, 2011, Oak Associates had approximately $881 million in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated August 4, 2011 to the Class B Shares Prospectus Dated
December 31, 2010 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2010 of the Saratoga Advantage Trust (the “Trust”) with respect to the Trust’s Technology & Communications Portfolio (the “Portfolio”).  Loomis, Sayles & Company, L.P. and Oak Associates, ltd. replaced Columbus Circle Investors as Advisers to the Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO”, beginning on page 52 of the Prospectus.  The second and third paragraphs of the sub-section entitled “Principal Investment Strategies” located on page 54 are deleted in their entirety and replaced with the following:

The Portfolio’s assets are approximately equally divided between the Advisers, each of whom manages its portion of the Portfolio’s assets independently.  The Manager monitors the allocation of the Portfolio’s assets between the Advisers and may rebalance the allocation periodically.  Below is a description of the investment process followed by each Adviser.

Loomis, Sayles & Company, L.P.

In deciding which securities to buy, hold, or sell, the Adviser seeks to identify stocks of companies that it believes will exceed current market expectations, as principally, but not exclusively represented by earnings per share.  Both value and growth oriented approaches are employed in finding stocks that meet this objective, driven by bottom-up, research-driven analysis.  Specific factors considered to be important in identifying growth stocks may include, but are not limited to, companies with: (i) strong revenue growth, (ii) leading or gains in market share, (iii) barriers to competition and (iv) high return on invested capital.  Specific factors considered to be important in identifying value stocks may include, but are not limited to: (i) a valuation discount to intrinsic value, (ii) an underappreciated business or undervalued brand and (iii) the existence of one of several catalysts, such as a management change, business or debt restructuring, major capital reallocation, or resolution of legal or regulatory issues.  In addition, specific attention is paid to the overall risk/reward potential of individual securities.  The Adviser may employ strategies designed to reduce the overall risk of its allocated portion of the Portfolio, which may involve the use of ETFs, options and investment grade debt securities.

Oak Associates, ltd.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings, valuation, competitive advantages and management.

When market or financial conditions warrant, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

The sub-section entitled “Adviser” on page 58 is deleted in its entirety and replaced with the following:

Advisers:   Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as the Adviser to its portion of the Portfolio since August 2011.  Stock selection for Loomis Sayles’ portion of the Portfolio is made by a Loomis Sayles team led by Anthony R. Ursillo, CFA and Richard C. Crable, co-portfolio managers, who are jointly and primarily responsible for the day-to-day management of Loomis Sayles’ portion of the Portfolio.  Each of Messrs. Ursillo and Crable is a Vice President of Loomis Sayles and joined the firm in 1999 and 1998, respectively.  Messrs. Ursillo and Crable have served the Portfolio as Portfolio Managers since August 2011.

Oak Associates, ltd. (“Oak Associates” or the “Adviser”) has served as  the Adviser to its portion of the Portfolio since August 2011.  Mark W. Oelschlager, CFA and Robert D. Stimpson, CFA are responsible for stock selection for Oak Associates’ portion of the Portfolio and the day-to-day management of Oak Associates’ portion of the Portfolio.  They have served as portfolio managers to the Portfolio since August 2011.  Mr. Oelschlager joined Oak Associates in 2000 and serves as a Research Analyst and Portfolio Manager.  Mr. Stimpson joined Oak Associates in 2001 and also serves as a Research Analyst and Portfolio Manager.

Reference is made to the section entitled “ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RELATED RISKS”, beginning on page 73 of the Prospectus.  The sub-section entitled “EXCHANGE-TRADED FUNDS” located on page 74 is deleted in its entirety and replaced with the following:

EXCHANGE-TRADED FUNDS. The Health & Biotechnology Portfolio, Technology & Communications Portfolio, International Equity Portfolio, Mid Capitalization Portfolio and Energy & Basic Materials Portfolio may invest up to 10% of its net assets in shares of various exchange-traded funds ("ETFs"). No more than 5% of a Portfolio's net assets will be invested in any one ETF. Each of these Portfolios may count investments in ETFs towards their 80% investment policy.

Reference is made to the section entitled “MANAGEMENT”, beginning on page 77 of the Prospectus.  In the sub-section entitled “ADVISERS”, beginning on page 78 of the Prospectus, the sixth, seventh and eighth paragraphs are deleted in their entirety and replaced with the following:

Loomis, Sayles & Company, L.P.  (“Loomis Sayles”), a registered investment adviser, located at One Financial Center, Boston, Massachusetts 02111, serves as the Adviser to the Energy & Basic Materials Portfolio, Financial Services Portfolio, Large Capitalization Growth Portfolio and a portion of the Technology & Communications Portfolio.  Loomis Sayles advises institutional, high net worth and mutual fund clients. Loomis Sayles managed assets of approximately $156 billion as of June 30, 2011.

Oak Associates, ltd. (“Oak Associates”), a registered investment adviser, located at 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333-8355, serves as the Adviser to the Health & Biotechnology Portfolio and a portion of  the Technology & Communications Portfolio.  Oak Associates advises mutual funds and other investors. As of June 30, 2011, Oak Associates had approximately $881 million in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated August 4, 2011 to the Class C Shares Prospectus Dated
December 31, 2010 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2010 of the Saratoga Advantage Trust (the “Trust”) with respect to the Trust’s Technology & Communications Portfolio (the “Portfolio”).  Loomis, Sayles & Company, L.P. and Oak Associates, ltd. replaced Columbus Circle Investors as Advisers to the Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO”, beginning on page 56 of the Prospectus.  The second and third paragraphs of the sub-section entitled “Principal Investment Strategies” located on page 57 are deleted in their entirety and replaced with the following:

The Portfolio’s assets are approximately equally divided between the Advisers, each of whom manages its portion of the Portfolio’s assets independently.  The Manager monitors the allocation of the Portfolio’s assets between the Advisers and may rebalance the allocation periodically.  Below is a description of the investment process followed by each Adviser.

Loomis, Sayles & Company, L.P.

In deciding which securities to buy, hold, or sell, the Adviser seeks to identify stocks of companies that it believes will exceed current market expectations, as principally, but not exclusively represented by earnings per share.  Both value and growth oriented approaches are employed in finding stocks that meet this objective, driven by bottom-up, research-driven analysis.  Specific factors considered to be important in identifying growth stocks may include, but are not limited to, companies with: (i) strong revenue growth, (ii) leading or gains in market share, (iii) barriers to competition and (iv) high return on invested capital.  Specific factors considered to be important in identifying value stocks may include, but are not limited to: (i) a valuation discount to intrinsic value, (ii) an underappreciated business or undervalued brand and (iii) the existence of one of several catalysts, such as a management change, business or debt restructuring, major capital reallocation, or resolution of legal or regulatory issues.  In addition, specific attention is paid to the overall risk/reward potential of individual securities.  The Adviser may employ strategies designed to reduce the overall risk of its allocated portion of the Portfolio, which may involve the use of ETFs, options and investment grade debt securities.

Oak Associates, ltd.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings, valuation, competitive advantages and management.

When market or financial conditions warrant, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

The sub-section entitled “Adviser” located on page 62 is deleted in its entirety and replaced with the following:

Advisers:  Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as the Adviser to its portion of the Portfolio since August 2011.  Stock selection for Loomis Sayles’ portion of the Portfolio is made by a Loomis Sayles team led by Anthony R. Ursillo, CFA and Richard C. Crable, co-portfolio managers, who are jointly and primarily responsible for the day-to-day management of Loomis Sayles’ portion of the Portfolio.  Each of Messrs. Ursillo and Crable is a Vice President of Loomis Sayles and joined the firm in 1999 and 1998, respectively.  Messrs. Ursillo and Crable have served the Portfolio as Portfolio Managers since August 2011.

Oak Associates, ltd. (“Oak Associates” or the “Adviser”) has served as the Adviser to its portion of the Portfolio since August 2011.  Mark W. Oelschlager, CFA and Robert D. Stimpson, CFA are responsible for stock selection for Oak Associates’ portion of the Portfolio and the day-to-day management of Oak Associates’ portion of the Portfolio.  They have served as portfolio managers to the Portfolio since August 2011.  Mr. Oelschlager joined Oak Associates in 2000 and serves as a Research Analyst and Portfolio Manager.  Mr. Stimpson joined Oak Associates in 2001 and also serves as a Research Analyst and Portfolio Manager.

Reference is made to the section entitled “ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RELATED RISKS”, beginning on page 78 of the Prospectus.  The sub-section entitled “EXCHANGE-TRADED FUNDS” beginning on page 78 is deleted in its entirety and replaced with the following:

EXCHANGE-TRADED FUNDS. The Health & Biotechnology Portfolio, Technology & Communications Portfolio, International Equity Portfolio, Mid Capitalization Portfolio and Energy & Basic Materials Portfolio may invest up to 10% of its net assets in shares of various exchange-traded funds ("ETFs"). No more than 5% of a Portfolio's net assets will be invested in any one ETF. Each of these Portfolios may count investments in ETFs towards their 80% investment policy.

Reference is made to the section entitled “MANAGEMENT”, beginning on page 82 of the Prospectus.  In the sub-section entitled “ADVISERS”, beginning on page 83 of the Prospectus, the sixth, seventh and eighth paragraphs are deleted in their entirety and replaced with the following:

Loomis, Sayles & Company, L.P. (“Loomis Sayles”), a registered investment adviser, located at One Financial Center, Boston, Massachusetts 02111, serves as the Adviser to the Energy & Basic Materials Portfolio, Financial Services Portfolio, Large Capitalization Growth Portfolio and a portion of the Technology & Communications Portfolio.  Loomis Sayles advises institutional, high net worth and mutual fund clients. Loomis Sayles managed assets of approximately $156 billion as of June 30, 2011.

Oak Associates, ltd. (“Oak Associates”), a registered investment adviser, located at 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333-8355, serves as the Adviser to the Health & Biotechnology Portfolio and a portion of the Technology & Communications Portfolio.  Oak Associates advises mutual funds and other investors. As of June 30, 2011, Oak Associates had approximately $881 million in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated August 4, 2011
to the
Statement of Additional Information
Dated December 31, 2010, as previously supplemented, of the Saratoga Advantage Trust (the “SAI”)

This Supplement updates and supersedes any contrary information contained in the SAI of the Saratoga Advantage Trust (the “Trust”) with respect to the Trust’s Technology & Communications Portfolio (the “Portfolio”).  Loomis, Sayles & Company, L.P. and Oak Associates, ltd. replaced Columbus Circle Investors as Advisers to the Portfolio.

Reference is made to the section entitled “PORTFOLIO MANAGERS” beginning on page 71 in the SAI.  Under the sub-heading “Other Accounts Managed”, the information pertaining to Craig L. Chodash, CFA of Columbus Circle Investors is deleted in its entirety and replaced with the following information, which is provided as of June 30, 2011.

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts*	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Anthony R. Ursillo, CFA Loomis, Sayles & Company, L.P.	Technology & Communications Portfolio	0	0	0	0	8	1.3	1.3
Richard C. Crable Loomis, Sayles & Company, L.P.	Technology & Communications Portfolio	0	0	0	0	7	0.6	0.6
Mark Oelschlager, CFA Oak Associates, ltd	Health & Biotechnology Portfolio Technology & Communications Portfolio	5	$446	0	0	0	0	$446
Robert D. Stimpson, CFA Oak Associates, ltd	Technology & Communications Portfolio	4	$316	0	0	0	0	$316

Under the sub-heading “Conflicts of Interest” beginning on page 73, the information in the sections entitled “Loomis, Sayles & Company, L.P.”, “Columbus Circle Investors” and “Oak Associates, ltd.” are deleted in their entirety and replaced with the following:

Loomis, Sayles & Company, L.P.

Messrs. Hamzaogullari, Carroll, Finucane, Shaw, Ursillo and Crable and Ms. Bochman must adhere to the Loomis Sayles’ Code of Ethics, which was designed to govern personal trading in securities and related activities of those individuals whom have been deemed “Access Persons” thereunder, and under certain circumstances, those Access Persons’ family members and others in a similar relationship to them.  Loomis Sayles makes investment decisions for client accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s specific investment objectives, guidelines, restrictions and circumstances and other relevant factors, such as the size of an available investment opportunity, the availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time.  In addition, Loomis Sayles maintains trade allocation and aggregation policies and procedures to address potential conflicts of interest.  Loomis Sayles has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other “access persons” to invest in securities that may be recommended or traded in the Portfolios and other client accounts.

Oak Associates, ltd.

Mr. Oelschlager of Oak Associates, ltd. is the portfolio manager of the Health & Biotechnology Portfolio.  Mr. Oelschlager and Mr. Stimpson are co-portfolio managers of the Technology & Communications Portfolio.  A portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Portfolio’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as a Portfolio.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another.  Another potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of Portfolio trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Portfolio.  However, Oak Associates, ltd. has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Under the sub-heading “Compensation” beginning on page 76 in the sub-section entitled “Loomis, Sayles & Company, L.P.”, the information in the first paragraph is deleted in its entirety and replaced with the following:

Compensation for Messrs. Hamzaogullari, Carroll, Finucane, Shaw, Ursillo and Crable and Ms. Bochman is made up of three main components – base salary, variable compensation and a long-term incentive program.  Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers.  Loomis Sayles also offers a profit sharing plan.

Also under the sub-heading “Compensation” beginning on page 79, the sub-section entitled “Columbus Circle Investors” is deleted in its entirety and the section entitled “Oak Associates, ltd” is deleted in its entirety and replaced with the following:

Oak Associates, ltd.

Mr. Oelschlager of Oak Associates, ltd. is the portfolio manager of the Health & Biotechnology Portfolio.  Mr. Oelschlager and Mr. Stimpson are co-portfolio managers of the Technology & Communications Portfolio.  Messrs. Oelschlager and Stimpson are each compensated by Oak Associates, ltd. for their management of the Portfolios.  A Portfolio’s portfolio manager compensation consists of a base salary and a discretionary quarterly bonus, which is based on the amount of assets under the Adviser’s management.  A portfolio manager’s base salary is determined at the time of employment and remains constant throughout employment.  The quarterly bonus is based on the Adviser’s assets under management or profitability.

Reference is made to the section entitled “Ownership of Securities” located on page 80 of the SAI. The information pertaining to Mr. Craig L. Chodash, CFA and Mr. Mark Oelschlager is deleted in its entirety and replaced with the following, which is provided as of June 30, 2011:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Anthony R. Ursillo, CFA	Technology & Communications Portfolio	None
Richard C. Crable	Technology & Communications Portfolio	None
Mark Oelschlager, CFA	Health & Biotechnology Portfolio Technology & Communications Portfolio	None
Robert D. Stimpson, CFA	Technology & Communications Portfolio	None

Please retain this supplement for future reference.